Financial Instruments Not Accounted for at Fair Value	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Financial Instruments Not Accounted for at Fair Value
9. Financial Instruments Not Accounted for at Fair Value

The principal financial assets of the Company as of June 30, 2025, and December 31, 2024, consist of cash, cash equivalents, and restricted cash and accounts receivable. The principal financial liabilities of the Company as of June 30, 2025, and December 31, 2024, consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities, revolving credit facilities and the 2024 Bonds (including the March 2025 Bond Tap Issue) and do not include deferred financing costs.

The carrying values of cash, cash equivalents and restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.
Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.

The October 2024 Bonds (including the March 2025 Bond Tap Issue) are classified as a Level 2 liability and the fair values have been calculated based on indirectly observed data based on the most recent trades prior to June 30, 2025. These trades are infrequent and therefore not considered to be an active market.

The fair value of secured term loan facilities and revolving credit facilities is estimated to approximate the carrying value in the balance sheet since they bear a variable interest rate, which is reset quarterly. This has been categorized at Level 2 on the fair value measurement hierarchy as of June 30, 2025.

The following table includes the estimated fair value and carrying value of those assets and liabilities where fair value approximates carrying value. The table excludes cash, cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

	December 31, 2024			June 30, 2025
	(in thousands)
	Fair Value Hierarchy Level	Carrying Amount (Liability)	Fair Value (Liability)	Fair Value Hierarchy Level	Carrying Amount (Liability)	Fair Value (Liability)
2024 Bonds (Note 7)	Level 2	$(100,000)	$(100,625)	Level 2	$(140,000)	$(140,000)
Secured term loan facilities and revolving credit facilities (Note 6)	Level 2	$(760,559)	$(760,559)	Level 2	$(895,811)	$(895,811)